Vessel Revenue, net and Voyage Expenses	12 Months Ended
Dec. 31, 2025
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
13.	Vessel Revenue, net and Voyage Expenses:

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s statement of operations figures derived from spot charter and time charters for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Vessel revenues from time charters, net of commissions	32,338	45,439	31,754
Vessel revenues from spot charters, net of commissions	5,447	-	4,313
Total	37,785	45,439	36,067

Demurrage income for the years ended December 31, 2025, 2024 and 2023 was $364, $NIL and $512, respectively.

As of December 31, 2025 and 2024, the trade accounts receivable was $1,421 and $1,437, respectively, and related to time charters.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of December 31, 2025 and December 31, 2024 was $415 and $664, respectively and relates entirely to ASC 842. As of December 31, 2025 and 2024, an amount of $15 and $731, respectively, related to ballast bonus payments made by charterers for the ballast trip which are deferred and recognized on a straight line over the charter period.

As of December 31, 2025 and 2024, an amount of $163 and $NIL, respectively, included in “Deferred revenue” and related to time charter arrangements which were treated as lease modification and not accounted for as separate contract.

Charterers individually accounting for more than 10% of revenues for the years ended December 31, 2025, 2024 and 2023:

Customer	2025	2024	2023
A	24%	33%	21%
B	21%	19%	10%
C	15%	-	-
D	12%	16%	-
E	12%	-	-
F	-	-	22%
G	-	-	12%
H	-	-	12%
Total	84%	68%	77%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters, spot charters and for unfixed periods for the years ended December 31, 2025, 2024 and 2023:
	Year ended December 31,
	2025	2024	2023
Voyage expenses from time charters	2,163	1,270	1,424
Voyage expenses from spot charters	2,263	-	1,039
Voyage expenses for unfixed periods	640	501	644
Total	5,066	1,771	3,107